CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenues	$ 373	$ 540
Cost of revenues	153	172
Gross profit	220	368
Operating expenses:
Research and development, net	8,478	7,024
Business development	1,438	970
General and administrative	2,388	1,746
Total operating expenses	12,304	9,740
Operating loss	(12,084)	(9,372)
Financing income	643	1,870
Financing expenses	(584)	(390)
Financing income, net	59	1,480
Loss before taxes on income	(12,025)	(7,892)
Taxes on income	7	3
Loss	(12,032)	(7,895)
Attributable to:
Equity holders of the Company	(10,468)	(7,803)
Non-controlling interests	(1,564)	(92)
Loss	$ (12,032)	$ (7,895)
Basic and diluted loss per share, attributable to equity holders of the Company	$ (0.41)	$ (0.31)
Weighted average number of shares used in computing basic and diluted loss per share	25,754,297	25,754,297